Average Annual Total Returns			12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended
		Nov. 21, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.81%	20.82%
Performance Inception Date		Oct. 04, 2023
Calamos Convertible Equity Alternative ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.20%	20.18%
Calamos Convertible Equity Alternative ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	15.71%
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	7.77%
ICE BofA All US Convertibles Index (VXA0)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.14%	16.15%

[1]	The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA All US Convertibles Index (VXA0) as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that is generally considered to be representative of the U.S. bond market. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.